Related Parties - Additional Information (Details)	12 Months Ended
Mar. 31, 2026
Loan Agreement
Disclosure of transactions between related parties [line items]
Interest rate	1.70%
Bottom of Range
Disclosure of transactions between related parties [line items]
Amount receivables, outstanding balances settlement period	30 days
Amounts payable, outstanding balances settlement period	30 days
Top of Range
Disclosure of transactions between related parties [line items]
Amount receivables, outstanding balances settlement period	60 days
Amounts payable, outstanding balances settlement period	60 days